FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL AND CAPITAL RISK MANAGEMENT

37    FINANCIAL AND CAPITAL RISK MANAGEMENT

37.1    Financial risk management

The Group’s activities expose it to a variety of financial risks, including market risk (including foreign currency risk, interest rate risk and commodity price risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize the potential adverse effects on the Group’s financial performance.

Risk management is carried out by the treasury management department (the “Group Treasury“) under policies approved by the Board of Directors of the Company. The Group Treasury identifies, evaluates and hedges financial risks through close co-operation with the Group’s operating units.

(a)       Market risk

(i)     Foreign currency risk

The Group’s foreign currency risk arose from transaction conducted in currency other than the functional currency of the group entities. The Group’s foreign currency risk primarily arises from foreign currency deposits, trade receivables, trade payables, advances paid to suppliers, and short-term and long-term loans denominated in United States dollars (“USD”), Euro (“EUR”), Japanese yen (“JPY”), and Hong Kong dollars (“HKD”). Related exposures are disclosed in Notes  16, 14, 23, 15, and 19 to the financial statements, respectively. The Group Treasury closely  monitors the international foreign currency market on the change of exchange rates and takes these into consideration when investing in foreign currency deposits and borrowing loans. As of December 31, 2020, the Group only had significant exposure to USD.

As of December 31, 2020, if RMB had strengthened/weakened by 5% against USD with all other variables held constant, the profit for the year would have been approximately RMB82 million higher/lower (2019: RMB95 million lower/higher), mainly as a result of foreign exchange gains and losses arising from translation of USD denominated borrowings, other payables and medium/term notes. Profit was less sensitive to the fluctuation in the RMB/USD exchange rates in 2020 than in 2019, mainly due to the decrease in the USD denominated other payables and medium/term notes.

As the assets and liabilities denominated in other foreign currencies other than USD were relatively minimal to the total assets and liabilities of the Group, the directors of the Company are of the opinion that the Group was not exposed to significant foreign currency risk arising from other assets and liabilities denominated in currency other than the functional currency of the group entities as of December 31, 2020 and 2019.

(ii)    Interest rate risk

As of December 31, 2020, as the Group had no significant interest-bearing assets except for bank deposits (Note 16) and entrusted loans (Note 19).

Most of the bank deposits are maintained in savings and time deposit accounts in the PRC. The interest rates are regulated by the People’s Bank of China and the Group Treasury closely monitors the fluctuation on such rates periodically. The interest rates of entrusted loans are fixed. As the interest rates applied to the entrusted loans were fixed, the directors of the Company are of the opinion that the Group was not exposed to any significant interest rate risk for its financial assets held as of December 31, 2020 and 2019.

The interest rate risk for the Group’s financial liabilities primarily arises from interest-bearing loans. Loans borrowed at floating interest rates expose the Group to cash flow interest rate risk. The Group enters into debt obligations to support general corporate purposes including capital expenditures and working capital needs. The Group Treasury closely monitors market interest rates and maintains a balance between variable rate and fixed rate borrowings in order to reduce the exposures to the interest rate risk described above.

As of December 31, 2020, if interest rates had been 100 basis points (December 31, 2019:  100 basis points) higher/lower for bank and other loans borrowed at floating interest rates with all other variables held constant, net profit for the year would have been RMB430 million lower/higher (2019: RMB451 million), respectively, mainly as a result of the higher/ lower interest expense on floating rate borrowings.

The fair value interest rate risk of the Group mainly arises from medium/term notes and short/term bonds issued at fixed rates. As the fluctuation of comparable interest rates of corporate bonds with similar terms was relatively low, the directors of the Company are of the opinion that the Group was not exposed to any significant fair value interest rate risk for its fixed interest rate borrowings held as of December 31, 2020 and 2019.

(iii)    Commodity price risk

The Group uses futures and option contracts to reduce its exposure to fluctuations in the price of primary aluminum and other products. The Group uses the futures contract for offsetting other than speculation. With reference to the hedging of primary aluminum, production company hedges the output of primary aluminum and trading company hedges the quantities of buyout and self-supporting.

The Group uses mainly futures contracts and option contracts traded on the Shanghai Futures Exchange and London Metal Exchange (“LME”) to hedge against fluctuations in primary aluminum prices. As of December 31, 2020, the fair values of the outstanding futures contracts amounting to RMB17 million (December 31, 2019: RMB3 million) and RMB27 million (December 31, 2019: RMB1 million) were recognized in financial assets and financial liabilities at fair value through profit or loss, respectively. As of December 31, 2020, the Company did not hold any option contracts (December 31, 2019: the Company did not hold any option contracts).

As of December 31, 2020, if the commodity futures prices had increased/ decreased by 3% (December 31,  2019: 3%) and all other variables held constant, profit for the year would have changed by the amounts shown below:

	December 31, 2019	December 31, 2020
Primary aluminum	Decrease/increase RMB40 million	Decrease/increase RMB5 million

(b)       Credit risk

Credit risk arises from balances with banks and financial institutions, trade and notes receivables, other current and non-current receivables as well as credit exposures of customers, including outstanding receivables and committed transactions.

The Group maintains substantially all of its bank balances and cash and short-term investments in several major state-owned banks in the PRC. With strong support from the PRC government to these state-owned banks, the directors of the Company are of the opinion that there is no significant credit risk on such assets being exposed to losses.

The Group applies the simplified approach to most of its trade receivables to provide for expected credit losses prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for trade receivables. The Group has made individual assessment for trade receivables from clients with top rating and those receivables with pledged assets separately and impairment provisions are made.

To measure the expected credit losses of trade receivables other than those assessed individually as mentioned above, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected credit loss model also incorporates forward-looking information.

For other current and non-current receivables, the Group considers the probability of default upon initial recognition of an asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period. To assess whether there is a significant increase in credit risk the company compares the risk of a default occurring on the asset as of the reporting date with the risk of default as of the date of initial recognition. It considers available reasonable and supportive forwarding-looking information. Especially the following indicators are incorporated:

•	internal credit rating
•	external credit rating
•	actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the borrower’s ability to meet its obligations
•	actual or expected significant changes in the operating results of individual clients
•	significant changes in the expected performance and behaviour of the clients

The Group measures expected credit loss rates on the basis of a loss rate approach by segmenting its portfolio into appropriate groupings based on shared credit risk characteristics. At the end of each year, the Group updates its historical loss information with forward-looking information. As the historical credit loss rates were comparatively stable and no significant changes were expected to the forward-looking information after the consideration of reasonable and supportable forecasts of comparatively stable customer relationship and customers’ credit ratings, the expected credit loss rates remained consistent during 2020.

The table below shows the credit quality and the maximum exposure to credit risk based on the Group's credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as of December 31, 2020. The amounts presented are carrying amounts for financial assets and the exposure to credit risk for the financial guarantee contracts.

	Stage 1	Stage 2	Stage 3	Simplified	Total
Trade receivables	—	—	—	4,746,995	4,746,995
Financial assets in other current assets	2,212,930	563,247	1,206,950	—	3,983,127
Restricted cash	1,056,037	—	—	—	1,056,037
Notes receivables	—	—	—	4,546,223	4,546,223
Cash and cash equivalents	9,631,152	—	—	—	9,631,152
Financial assets in other non-current assets	127,754	—	—	—	127,754
Total	13,027,873	563,247	1,206,950	9,293,218	24,091,288

The carrying amounts of short-term investments and these receivables included in Notes 12, 14, 15 and 16 represent the Group’s maximum exposure to credit risk  in relation to its financial assets.

The directors of  the Company are of the opinion that the Group was not exposed to any significant concentration of credit risk as at December 31, 2020 and 2019.

(c)      Liquidity risk

Cash flow forecast is performed in the operating entities of the Group and aggregated by the Group Treasury. The Group Treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. This forecast takes into consideration of the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets and, if applicable, external regulatory or legal requirements, for example, currency restrictions.

Management also monitors rolling forecasts of the Group’s liquidity reserve on the basis of  expected cash flows.

The table below analyses the maturity profile of the Group’s financial liabilities as of the end of the reporting period. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As of December 31, 2020
Lease liabilities, including current portion	1,151,332	473,410	1,263,824	9,708,710	12,597,276
Long-term bank and other loans, including current portion	3,629,014	6,702,687	15,638,089	17,044,774	43,014,564
Medium-term notes and bonds, including current portion	7,109,960	3,000,000	6,900,000	2,000,000	19,009,960
Short-term bonds	2,400,000	—	—	—	2,400,000
Gold leasing arrangement	—	—	—	—	—
Short-term bank and other loans	20,738,030	—	—	—	20,738,030
Interest payables for loans and borrowings	2,935,356	2,105,844	4,046,106	2,039,075	11,126,381
Financial liabilities at fair value through profit or loss	26,684	—	—	—	26,684
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	8,454,068	—	—	—	8,454,068
Financial liabilities included in other non-current liabilities	—	194,609	74,367	767,941	1,036,917
Trade and notes payables	15,440,859	—	—	—	15,440,859

	61,885,303	12,476,550	27,922,386	31,560,500	133,844,739

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As of December 31, 2019 (Restated)
Finance lease payables, including current portion	1,729,933	1,106,701	1,333,762	10,377,143	14,547,539
Long-term bank and other loans, including current portion	3,339,687	7,525,775	9,159,028	18,811,397	38,835,887
Medium-term notes and bonds, including current portion	—	7,285,840	9,500,000	—	16,785,840
Short-term bonds	9,300,000	—	—	—	9,300,000
Gold leasing arrangement	6,921,860	—	—	—	6,921,860
Short-term bank and other loans	21,238,166	—	—	—	21,238,166
Interest payables for borrowings	4,955,925	2,289,092	4,220,111	978,041	12,443,169
Financial liabilities at fair value through profit or loss	805	—	—	—	805
Financial liabilities included other payables and accrued liabilities, excluding accrued interest	10,297,166	—	—	—	10,297,166
Financial liabilities included in other non-current liabilities (note)	—	176,232	182,006	795,249	1,153,487
Trade and notes payables	12,608,806	—	—	—	12,608,806

	70,392,348	18,383,640	24,394,907	30,961,830	144,132,725

37.2    Financial instruments

(a)	Financial instruments by category

Note: As disclosed in Note 21, as of December 31, 2020, the carrying value  of  financial  liabilities included in other non-current liabilities was RMB1,037 million (December 31, 2019: RMB1,153 million).

The carrying amounts of each of the categories of financial instruments of the Group as of the end of the reporting period are as follows:

Financial assets

	At December 31, 2020
				Debt
			Equity	instruments
	Financial		instruments at	at fair value
	assets at fair		fair value	through
	value through	Financial	through other	other
	profit or loss-	assets at	comprehensive	comprehensive
	held for trading	amortized cost	income	income	Total
Current

Trade receivables	—	4,746,995	—	—	4,746,995
Notes receivable	—	—	—	4,546,223	4,546,223
Financial assets at fair value through profit or loss	17,311	—	—	—	17,311
Restricted cash and term deposits	—	1,056,037	—	—	1,056,037
Cash and cash equivalents	—	9,631,152	—	—	9,631,152
Financial assets included in other current assets	—	3,983,127	—	—	3,983,127

Subtotal	17,311	19,417,311	—	4,546,223	23,980,845

Non-current

Other financial assets measured at fair value	—	—	1,526,703	—	1,526,703
Other non-current assets	—	127,754	—	—	127,754

Subtotal	—	127,754	1,526,703	—	1,654,457

Total	17,311	19,545,065	1,526,703	4,546,223	25,635,302

Financial liabilities

	As of December 31, 2020
	Financial assets at fair	Financial
	value through profit or	liabilities at
	loss-held for trading	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	26,684	—	26,684
Interest-bearing loans and borrowings	—	34,707,283	34,707,283
Payables and accrued liabilities (Note 22)	—	8,987,450	8,987,450

Trade and notes payables	—	15,440,859	15,440,859

Subtotal	26,684	59,135,592	59,162,276

Non-current

Financial liabilities included in other non-current liabilities (Note 21)	—	1,036,917	1,036,917
Interest-bearing loans and borrowings	—	57,518,097	57,518,097

Subtotal	—	58,555,014	58,555,014

Total	26,684	117,690,606	117,717,290

Financial Assets

	As of December 31, 2019 (Restated)
			Equity	Debt
			instruments	instruments
	Financial		at	at fair value
	assets at fair		fair value	through
	value through	Financial	through other	other
	profit or loss-	assets at	comprehensive	comprehensive
	held for trading	amortized cost	income	income	Total
Current

Trade receivables	—	4,574,581	—	—	4,574,581
Notes receivables	—	—	—	2,844,637	2,844,637
Financial assets at fair value through profit or loss	3,503,175	—	—	—	3,503,175
Restricted cash and term deposits	—	1,305,781	—	—	1,305,781
Cash and cash equivalents	—	7,778,853	—	—	7,778,853
Financial assets included in other current assets	—	5,663,779	—	—	5,663,779

Subtotal	3,503,175	19,322,994	—	2,844,637	25,670,806

Non-current				—

Other financial assets measured at fair value	—	—	2,239,251	—	2,239,251
Other non-current assets	—	128,673	—	—	128,673

Subtotal	—	128,673	2,239,251	—	2,367,924

Total	3,503,175	19,451,667	2,239,251	2,844,637	28,038,730

Financial Liabilities

	As of December 31, 2019 (Restated)
	Financial assets at fair value	Financial
	through profit or loss- held	liabilities at
	for trading	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	805	—	805
Interest-bearing loans and borrowings	—	42,286,604	42,286,604
Payables and accrued liabilities (Note 22)	—	10,791,507	10,791,507
Trade and notes payables	—	12,608,806	12,608,806

Subtotal	805	65,686,917	65,687,722

Non-current

Financial liabilities included in other non-current liabilities (Note 21)	—	1,153,487	1,153,487
Interest-bearing loans and borrowings	—	59,243,563	59,243,563

Subtotal	—	60,397,050	60,397,050

Total	805	126,083,967	126,084,772

(b)	Fair value and fair value hierarchy

Fair value

The carrying amounts and fair values of the Group’s financial instruments at amortized cost, other than those with carrying amounts that reasonably approximate to fair values and those carried at fair value, are as follows:

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2019	2020
Financial assets
Other non-current assets (Note 12)	128,673	127,754	111,935	117,537

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2019	2020
Financial liabilities
Financial liabilities included in other non-current liabilities (Note 21)	1,153,487	1,036,917	1,146,893	903,141
Long-term interest-bearing loans and borrowings, excluding lease liability (Note 19)	52,232,955	51,260,218	50,952,676	49,729,548

	53,386,442	52,297,135	52,099,569	50,632,689

Except for financial assets and financial liabilities mentioned above, management has assessed that the fair values of cash and cash equivalents, restricted cash and time deposits, trade and notes receivables, financial assets included in other current assets, entrusted loans, trade and notes payables, financial liabilities included in other payables and accrued liabilities, short-term and the current portion of interest-bearing loans and borrowings, interest payable and the current portion of long-term payables approximate to their carrying amounts largely due to the short term maturities of these instruments.

The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The fair values of the financial assets included in other non-current assets and financial liabilities included in other non-current liabilities and long-term interest-bearing loans and borrowings have been calculated by discounting the expected future cash flows using rates currently available for instruments on with similar terms, credit risk and remaining maturities.

The Group’s own non-performance risk for financial liabilities included in other non-current liabilities and long-term interest-bearing loans and borrowings as of December 31, 2020 was assessed to be insignificant.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value

As of December 31, 2020	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	17,311	—	—	17,311
Financial assets at fair value through other comprehensive income
Notes receivable	—	—	4,546,223	4,546,223
Listed equity investments	8,812	—	—	8,812
Other unlisted investment	—	—	1,517,891	1,517,891

	26,123	—	6,064,114	6,090,237

As of December 31, 2019	Fair value measurement using
(Restated)		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	3,175	—	—	3,175
Financial product	—	3,500,000	—	3,500,000
Financial assets at fair value through other comprehensive income
Notes receivables	—	—	2,844,637	2,844,637
Listed equity investments	8,853	—	—	8,853
Other unlisted investment	—	—	2,230,398	2,230,398

	12,028	3,500,000	5,075,035	8,587,063

Liabilities measured at fair value

As of December 31, 2020	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at fair value through profit or loss: futures contracts	26,684	—	—	26,684
	26,684	—	—	26,684

As of December 31, 2019	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at fair value through profit or loss: futures contracts	805	—	—	805

	805	—	—	805

Assets for which fair values are disclosed:

As of December 31, 2020	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	117,537	—	117,537

As of December 31, 2019	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	111,935	—	111,935

Liabilities for which fair values are disclosed:

As of December 31, 2020	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	903,141	—	903,141
Long-term interest-bearing loans and borrowings	—	49,729,548	—	49,729,548

	—	50,632,689	—	50,632,689

As of December 31, 2019	Fair value measurement using
(Restated)	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	1,146,893	—	1,146,893
Long-term interest-bearing loans and borrowings	—	50,952,676	—	50,952,676

	—	52,099,569	—	52,099,569

During the year ended December 31, 2020 the Group had no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities (2019: Nil).

Below is a summary of significant unobservable inputs to the valuation of financial instruments as of December 31, 2020 and 2019:

Significant
	Valuation Technique	unobservable input
Equity investments in Size Industry Investment Fund

December 31, 2020	Discounted Cashflow Model	Discounted rate

Chinalco Innovative
December 31, 2020	Market approach	Risk premium

Notes receivable
December 31, 2020	Discounted Cashflow model	Discounted rate

37.3   Capital risk management

The Group’s capital management objectives are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, issue new shares or sell assets to reduce debts.

Consistent with other entities in the industry, the Group monitors capital on the basis of its gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants) less restricted cash, time deposits and cash and cash equivalents. Total capital is calculated as equity, as shown in the consolidated statement of financial position, plus net debt less non-controlling interests.

The gearing ratio as of December 31, 2020 is as follows:

	December 31, 2019	December 31, 2020
	(Restated)
Total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants)	130,168,916	121,811,607
Less: Restricted cash, term deposits and cash and cash equivalents	9,084,634	10,687,189

Net debt	121,084,282	111,124,418

Total equity	70,757,466	71,171,716
Add: Net debt	121,084,282	111,124,418
Less: Non-controlling interests	16,085,487	16,839,706

Total capital attributable to owners of the parent	175,756,261	165,456,428

Gearing ratio	69%	67%